BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.2%
	AEROSPACE & DEFENSE - 2.0%
1,575	L3Harris Technologies, Inc.	$ 319,221

	ASSET MANAGEMENT - 1.9%
4,000	Blackstone Group, Inc.	298,120

	BEVERAGES - 2.0%
6,000	Coca-Cola Company	316,260

	BIOTECH & PHARMACEUTICALS - 11.5%
4,000	AbbVie, Inc.	432,880
8,000	Bristol-Myers Squibb Company	505,040
1,500	Johnson & Johnson	246,525
5,000	Merck & Company, Inc.	385,450
7,000	Pfizer, Inc.	253,610
		1,823,505
	DATA CENTER REIT - 2.2%
2,500	Digital Realty Trust, Inc.	352,100

	E-COMMERCE DISCRETIONARY - 3.9%
200	Amazon.com, Inc.(a)	618,816

	ELECTRIC UTILITIES - 11.0%
5,000	Dominion Energy, Inc.	379,800
4,000	Duke Energy Corporation	386,120
3,000	Entergy Corporation	298,410
8,000	Exelon Corporation	349,920
5,500	Public Service Enterprise Group, Inc.	331,155
		1,745,405
	HEALTH CARE FACILITIES & SERVICES - 2.7%
425	Humana, Inc.	178,181
960	Laboratory Corp of America Holdings(a)	244,829
		423,010
BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.7%
2,000	Procter & Gamble Company	$ 270,860

	INFRASTRUCTURE REIT - 2.3%
1,500	American Tower Corporation	358,590

	INTERNET MEDIA & SERVICES - 10.2%
200	Alphabet, Inc., Class A(a)	412,504
1,860	Expedia Group, Inc.	320,143
1,250	Facebook, Inc., Class A(a)	368,162
275	Netflix, Inc.(a)	143,457
7,000	Uber Technologies, Inc.(a)	381,570
		1,625,836
	LEISURE FACILITIES & SERVICES - 4.2%
1,500	McDonald's Corporation	336,210
3,000	Starbucks Corporation	327,810
		664,020
	MEDICAL EQUIPMENT & DEVICES - 2.7%
1,750	Exact Sciences Corporation(a)	230,615
500	Illumina, Inc.(a)	192,030
		422,645
	RENEWABLE ENERGY - 1.3%
2,300	First Solar, Inc.(a)	200,790

	RETAIL - DISCRETIONARY - 3.9%
1,190	Home Depot, Inc.	363,247
4,000	TJX Companies, Inc.	264,600
		627,847
	SEMICONDUCTORS - 11.4%
3,750	Applied Materials, Inc.	501,000
650	Broadcom, Inc.	301,379
5,000	Intel Corporation	320,000
3,425	QUALCOMM, Inc.	454,121
1,925	Teradyne, Inc.	234,234
		1,810,734
BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 5.1%
1,350	Microsoft Corporation	$ 318,289
1,480	salesforce.com, Inc.(a)	313,568
1,190	VMware, Inc., Class A(a)	179,036
		810,893
	TECHNOLOGY HARDWARE - 8.4%
3,510	Apple, Inc.	428,746
10,500	Cisco Systems, Inc.	542,955
8,500	Corning, Inc.	369,835
		1,341,536
	TECHNOLOGY SERVICES - 3.4%
1,550	PayPal Holdings, Inc.(a)	376,402
800	Visa, Inc., Class A	169,384
		545,786
	TELECOMMUNICATIONS - 3.0%
8,000	AT&T, Inc.	242,160
4,000	Verizon Communications, Inc.	232,600
		474,760
	TRANSPORTATION & LOGISTICS - 2.4%
2,610	Southwest Airlines Company	159,367
1,325	United Parcel Service, Inc., Class B	225,237
		384,604

	TOTAL COMMON STOCKS (Cost $10,784,322)	15,435,338

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
450,083	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01% (Cost $450,083)(b)	$ 450,083

	TOTAL INVESTMENTS - 100.0% (Cost $11,234,405)	$ 15,885,421
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(1,178)
	NET ASSETS - 100.0%	$ 15,884,243

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund's assets and liabilities measured at fair value:

Level 1	Level 2	Level 3	Total
$ 15,435,338	$ -	$ -	$ 15,435,338
450,083	-	-	450,083
$ 15,885,421	$ -	$ -	$ 15,885,421

The Fund did not hold any Level 2 or 3 securities during the period.
The amounts of derivative instruments disclosed on the Portfolios of Investments at September 30, 2016 is a reflection of the volume of derivatives for the Fund.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 11,226,616	$ 4,670,415	$ (11,610)	$ 4,658,805